Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and other current assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Receivables (Note 16)	7,340	6,903
Trade receivables	9,680	8,926
Impairment of trade receivables	(2,891)	(2,531)
Receivables from associates and joint ventures (Note 10)	151	121
Other receivables	400	387
Other current assets	1,794	1,384
Contractual assets (Note 23)	195	133
Capitalized costs (Note 23)	885	668
Prepayments	714	583
Total	9,134	8,287
The movement in impairment of trade receivables in 2022 and 2021 is as follows:

Millions of euros
Impairment provision at December 31, 2020	2,549
Allowances	598
Inclusion of companies	(38)
Amounts applied	(545)
Translation differences and other	(33)
Impairment provision at December 31, 2021	2,531
Allowances	613
Transfers	12
Amounts applied	(397)
Translation differences and other	132
Impairment provision at December 31, 2022	2,891
Public-sector net trade receivables at December 31, 2022 and 2021 amounted to 518 million euros and 439 million euros, respectively.
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2022 and 2021 is as follows:

Millions of euros	12/31/2022		12/31/2021
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,495	(9)	2,316	(16)
Amount not overdue invoiced	3,011	(154)	2,976	(114)
Less than 90 days	1,024	(160)	893	(141)
Between 90 and 180 days	347	(150)	333	(125)
Between 180 and 360 days	534	(381)	416	(306)
More than 360 days	2,269	(2,037)	1,992	(1,829)
Total	9,680	(2,891)	8,926	(2,531)
Other current financial assets
The breakdown of other financial assets of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Short-term credits	128	1,306
Short-term deposits and guarantees	439	760
Short-term derivative financial assets (Note 19)	712	995
Other current financial assets	1,165	774
Total	2,444	3,835
Short-term credits at December 31, 2021, included bank deposits with a maturity in one month formalized by Telfisa Global, B.V. which amounted to 1,190 million euros.
Short-term deposits and guarantees at December 31, 2022 include current judicial deposits amounting to 106 million euros (see Note 24) constituted by Telefónica Brazil (17 million euros at December 31, 2021) including the judicial deposit of the amount withheld from the acquisition price of OI's mobile assets, in the amount of 522 million Brazilian reais (94 million euros, see Note 5).
At December 31, 2021, 433 million euros of deposits maturing in more than 90 days from Telefónica Móviles Chile were included, contracted with the funds obtained from the issue in November 2021 of a bond (see Appendix III).
Additionally at December 31, 2022 there were 232 million euros registered in deposits (150 million euros at December 31, 2021), associated with collateral guarantees of Telefónica, S.A. classified as current according to the maturity of the underlying derivative instruments which they relate to.
The vast majority of short-term credits and deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 16) are considered to be low credit risk assets.
"Other current financial assets" include short-term investments in financial instruments to cover commitments undertaken by the Group’s insurance companies, amounted to 126 million euros at December 31, 2021 (105 million euros at December 31, 2021) and were recorded at fair value.
Additionally at December 31, 2022 this included the notes issued by the international issue platform Single Platform Investment Repackaging Entity, S.A. ("Spire"). These notes were deposited in a securities account owned by Telefónica, S.A. with a notional of 1,000 million dollars equivalent to 939 million euros registered entirely under "Other current financial assets". At December 31, 2021 1,000 million dollars were deposited, of which 591 million euros were registered as "Other current financial assets" and 295 million euros were registered as "Other long-term credits" (see Note 12).
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.